Inventories	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Inventories
6.	Inventories

As at December 31	2021	2020
Finished commercial product available-for-sale	$2,345	$4,032
Finished retail pharmacy product available for sale	266	216
Unfinished product and packaging materials	718	891

	$3,329	$5,139

Inventories expensed as part of cost of goods sold during the year ended December 31, 2021 amounted to $5,790 (2020 – $3,355; 2019 – $3,585). During the year ended December 31, 2021, the Company wrote-off
inventory of $1,339 (2020 – $682; 2019 – $1,983) that had expired or was otherwise unusable through cost of goods sold on the statement of loss and comprehensive loss.